Redeemable Series A and Series B Stock and Non-Controlling Interest	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Noncontrolling Interest [Abstract]
Redeemable Series A and Series B Stock and Non-Controlling Interest
12.
Redeemable Series A and Series B Stock and Non-Controlling Interest

For periods prior to the Merger, the reported share and per share amounts have been retroactively converted (“Retroactive Conversion”) by applying the Exchange Ratio.

Series A Redeemable Stock

January 2018 Tamarack Cellars Series A Redeemable Stock

As part of the acquisition of Tamarack Cellars in January 2018, we issued 372,387 shares of our no par common stock to the seller as part of the purchase consideration. These 372,387 shares contained a put option allowing the holder to put the shares back to us, and became exercisable four years from their issuance, and only for a thirty-day period (the put option was exercisable from January 2, 2022 through February 2, 2022).

In April 2018, these 372,387 common shares with the put right were exchanged for 372,387 Series A shares. The terms of the put right carried over to the exchanged 372,387 Series A shares. Because the 372,387 shares of Series A with the put right were redeemable by the holder beginning in January 2022 (four years from their issuance), the holder may have required the Company to redeem these shares for cash at a per share purchase price equal to the fair value of the underlying shares at the exercise date. As the redemption event was not solely within the control of the Company, the 372,387 Series A shares were classified outside of stockholders’ equity in accordance with authoritative guidance for the classification and measurement of potentially redeemable securities.

At each reporting date, and until the Merger, we accreted the initial carrying value of the 372,387 Series A shares to its expected redemption amount as if redemption occurred at that reporting date. The accreted amount each period for these shares was comprised solely of any change in the fair value of the underlying shares since the prior reporting date. However, the carrying value could never fall below the original issue price of the underlying 372,387 Series A shares. The amounts accreted each reporting period were recorded as a deemed dividend.

As a result of the Merger and conversion of Series A shares to shares of the Company's common stock, we recorded accretion up to the fair value on June 7, 2021. The put right associated with the Series A shares was extinguished upon conversation of the shares into common stock. The amounts accreted as deemed dividends were zero and $1.1 million for the years ended June 30, 2022 and 2021, respectively. Since accretion exceeded retained earnings for the year ended June 30, 2021, no accretion was recorded to retained earnings and $1.1 million was recorded to additional paid in capital.

April 2018 Series A Redeemable Stock

In April 2018, we amended our articles of incorporation resulting in (i) the establishment of a new class of no par Series A stock and (ii) each of the issued and outstanding shares of no par common stock being exchanged and reclassified into shares (1-for-1 exchange) of Series A stock.

In April 2018, of the 20,785,643 Series A shares issued, 17,919,218 shares were held by Major Investors who were granted a new put right. A Major Investor is any holder of Series A shares or Series B shares who, individually or together with such investor’s affiliates, holds at least five percent (5%) of the then outstanding equity securities of the Company on a fully diluted basis.

Because the 17,919,217 Series A shares with the put right were redeemable by the holder beginning in April 2025 (seven years from their issuance), the holders may have required the Company to redeem the 17,919,217 Series A shares for cash at a per share purchase price equal to the fair market value of the underlying shares at the exercise date. The put right had no expiration date (a perpetual right). Because this redemption right was not solely within the control of the Company, the 17,919,217 Series A shares were, prior to the Merger, classified outside of stockholders’ equity in accordance with authoritative guidance for the classification and measurement of potentially redeemable securities.

In April 2018, using the effective interest method, we began to accrete the $12,483,700 carrying amount of the 17,919,217 Series A shares to their expected redemption amount at April 4, 2025; and at each reporting date thereafter, we re-estimated the expected redemption amount at April 4, 2025, based on any changes of (i) when the redemption event was expected to occur or its probability and (ii) the change in fair value of the Series A shares underlying the put option. Both of these two variable components represented the change to the carrying value in a reporting period. However, the carrying value could never fall below the original issue price of the underlying Series A shares. The amounts accreted each reporting period were recorded as a deemed dividend.

As a result of the Merger and conversion of Series A shares to the Company’s common stock, we recorded accretion up to the fair value on June 7, 2021. The put right associated with the Series A shares was extinguished upon conversion of the shares into common stock. The amounts accreted as deemed dividends were zero million and $152.3 million for the years ended June 30, 2022 and 2021, respectively. Since accretion exceeded retained earnings for the year ended June 30, 2021, $25.1 million was recorded to retained earnings and $133.0 million was recorded to additional paid in capital.

July 2018 Issuance of Series A Redeemable Stock

Concurrent with the repurchase and cancellation of 1,134,946 Series B shares in July 2018, the Company issued 1,134,946 Series A shares to an investor for gross proceeds of $8.3 million, or $20.86 per share.

The 1,134,946 Series A shares granted the holder the right to put the shares back to us at a strike price equal to the fair value of the underlying shares at the exercise date. The put right, which had no expiration date, became exercisable only if the sole holder of the Series B shares exercised its put right to redeem its Series B shares. Therefore, the put is contingent upon the Series B holder exercising its put right. The contingent put right in the 1,134,946 Series A shares were to become exercisable in April 2025, or 6.75 years from the July 2018 issuance date (the put right held by the holder of the Series B shares and held by the holder of the 1,134,946 Series A shares, were to become exercisable on the same date, or April 4, 2025).

Because the 1,134,946 Series A shares were redeemable by the holder, beginning in April 2025, the holder may have required the Company to redeem these Series A shares for cash at a per share purchase price equal to the fair value of the underlying shares at the put exercise date. Because the redemption of these shares was not solely within the control of the Company, the 1,134,946 shares were classified outside of stockholders’ equity in accordance with authoritative guidance for the classification and measurement of potentially redeemable securities.

The accreted amount each period for these shares was comprised solely of any change in fair value since the prior reporting date. However, the carrying value could never fall below the original issue price of the underlying 1,134,946 Series A shares. The amounts accreted each reporting period were recorded as a deemed dividend.

As a result of the Merger and conversion of Series A shares to the Company’s common stock, we recorded accretion up to the fair value on June 7, 2021. The amounts accreted as deemed dividends were zero and $3.1 million for the years ended June 30, 2022 and 2021, respectively. Since accretion exceeded retained earnings for the year ended June 30, 2021, no accretion was recorded to retained earnings and $133.0 million was recorded to additional paid in capital.

The put right associated with the Series A shares was extinguished upon conversation of the Series A preferred shares to common stock.

Series B Redeemable Stock

April 2018 Series B Redeemable Cumulative Series B Stock

In April 2018, we amended our articles of incorporation such that a new class of redeemable cumulative Series B stock was designated, with 28,570,883 shares authorized and no par value. Concurrent to this amendment, the Company and TGAM Agribusiness Fund Holdings LP (“TGAM”) entered into a Stock Purchase Agreement, pursuant to which the Company, in a private placement, agreed to issue and sell to TGAM 5,674,733 shares of the Company’s, non-convertible Series B stock, for gross proceeds of $40.0 million, or $39.7 million net of issuance costs. The price per share of the Series B was $7.05.

In July 2018, the Company and TGAM (the sole holder of all Series B shares) entered into a share redemption agreement, whereby the Company repurchased 1,134,947 Series B shares for gross consideration of $8,290,000, or at $7.30 per share.

Holders of Series B shares were entitled to cumulative dividends at a rate of 5.0% of their original investment per year. No dividends could be paid to Series A stockholders until the cumulative dividends were paid to the holders of Series B shares. Dividends were only paid when declared by the Board of Directors and were distributed pro rata based on the number of Series A shares and Series B shares held by each stockholder after payment of cumulative dividends in arrears if any.

The holders of the Series B shares were entitled to one vote for each share of Series B held. Series B shares that were redeemed or otherwise acquired by the Company or any of its subsidiaries would be automatically and immediately cancelled and retired and shall not be reissued, sold or transferred.

In the event of a voluntary or involuntary liquidation or a deemed liquidation event, the holders of Series B shares were entitled to be paid, pro rata, their cumulative dividends, whether or not declared, before any payment was made to the Series A stock; however, the right of the Series B stock to receive cumulative dividends should abate and be extinguished to the extent that the sum of the cash consideration received for each Series B share and any cumulative dividends, should exceed the sum of the original issue price and an internal rate of return ("IRR") of 14.0% on the original investment, compounded annually. Remaining assets would be distributed among the holders of Series A and Series B Stock pro rata based upon the number of shares held by each.

Holders of Series B shares who were Major Investors have a put right to cause the Company to purchase its shares at the fair value of the underlying shares as of the exercise date. A Major Investor is any holder of Series A shares or Series B shares who, individually or together with such investor’s affiliates, holds at least five percent (5%) of the then outstanding equity securities of the Company on a fully diluted basis. The put right has no expiration date (a perpetual right) and becomes exercisable in April 2025, or seven years subsequent to the issuance of the underlying 4,539,786 Series B shares. The strike price of the put was the fair value of the underlying shares on the put exercise date, plus all accrued dividends, up to an IRR of 14%.

Because the remaining 4,539,788 shares of Series B stock with the put right were redeemable by the holder beginning in April 2025 (seven years from their issuance), the holder may have required the Company to redeem all Series B shares for cash at a per share purchase price equal to the fair value of the underlying shares at the put exercise date, plus accrued dividends. Because this redemption event was not solely within the control of the Company, the Series B stock had been classified outside of stockholders’ equity in accordance with authoritative guidance for the classification and measurement of potentially redeemable securities.

At each reporting date, and until the perpetual put right was either exercised or extinguished, we accreted the initial $39.7 million carrying value of the Series B shares to its expected redemption amount using the effective interest method, from the date of issuance to the earliest date the holder could demand redemption. The accreted amount each period for Series B shares consisted of (i) any change in fair value since the prior reporting date, (ii) accretion of issuance costs and (iii) accrued dividends. However, the carrying value could never fall below the original issue price of the underlying Series B shares. The amounts accreted each reporting period were recorded as a deemed dividend. As a result of the Merger and conversion of Series B shares to the Company’s Common shares, we recorded accretion up to the fair value on June 7, 2021.

The amounts accreted as deemed dividends for the Series B stock were zero and $5.8 million for the years ended June 30, 2022 and 2021, respectively. Since accretion exceeded retained earnings for the year ended June 30, 2021, no accretion was recorded to retained earnings and $5.8 million was recorded to additional paid in capital.

In June 2021, the Company repurchased 2,889,786 Series B shares for $28.9 million at $10.00 per share plus $3.1 million of accrued dividends. In connection with the closing of the Merger, 1,650,000 shares of the Series B redeemable stock with a fair value of $16.5 million were exchanged for the Company’s Common stock.

The put right associated with the Series B shares was extinguished upon conversion of the Series B preferred shares to common stock.

Noncontrolling Redeemable Interest

July 2016 Noncontrolling Redeemable Interest

One of our consolidated subsidiaries, Splinter Group Napa, LLC (“Splinter Group”), has a member who owns a noncontrolling interest in Splinter Group. The membership interest of this member has a put option allowing the member to put its membership interest back to us for cash upon the occurrence of a contingent event. Specifically, we currently have the right, pursuant to the operating agreement with Splinter Group, to acquire all of the membership interest held by Splinter Group if we (a) sell capital stock comprising at least 25% of our then outstanding capital stock to an unaffiliated third party, (b) sell assets comprising at least 25% of the aggregate value of our then existing assets to an unaffiliated third party buyer or (c) merge with and into, an unaffiliated third party buyer. If we choose not to exercise this right following any of these events, the holder of the noncontrolling interest had the right to require us to purchase all of the noncontrolling interest holder’s membership interest at fair value, as determined via appraisal. The redemption amount is the fair value of the noncontrolling interest at the redemption date.

Because this redemption event is not solely within our control, the Splinter Group noncontrolling interest has been classified outside of stockholders’ equity in accordance with authoritative guidance for the classification and measurement of potentially redeemable securities.

Upon purchase of our controlling interest in Splinter Group in July 2016, we classified the noncontrolling interest as temporary equity at its initial carrying amount of approximately $1.4 million. Because of the low probability of this redemption event occurring, we will not subsequently adjust the initial carrying amount of the noncontrolling interest to fair value at each reporting period. Should it become probable that the redemption event will occur, we will thereupon accrete the initial carrying value to its redemption amount equal to its fair value.

10.
Redeemable Series A and Series B Stock and Non-Controlling Interest

For periods prior to the Merger, the reported share and per share amounts have been retroactively converted (“Retroactive Conversion”) by applying the Exchange Ratio.

Series A Redeemable Stock

January 2018 Tamarack Cellars Series A Redeemable Stock

As part of the acquisition of Tamarack Cellars in January 2018, we issued 372,387 shares of our no par common stock to the seller as part of the purchase consideration (see Note 3). These 372,387 shares contained a put option allowing the holder to put the shares back to us, and became exercisable four years from their issuance, and only for a thirty-day period (the put option is exercisable from January 2, 2022 through February 2, 2022).

In April 2018, these 372,387 common shares with the put right were exchanged for 372,387 Series A shares. The terms of the put right carried over to the exchanged 372,387 Series A shares. Because the 372,387 shares of Series A with the put right are redeemable by the holder beginning in January 2022 (four years from their issuance), this holder may require the Company to redeem these shares for cash at a per share purchase price equal to the fair value of the underlying shares at the exercise date. As this redemption event is not solely within the control of the Company, the 372,387 Series A shares have been classified outside of stockholders’ equity in accordance with authoritative guidance for the classification and measurement of potentially redeemable securities.

At each reporting date, and until the put right is either exercised or expires, we will accrete the initial carrying value of the 372,387 Series A shares to its expected redemption amount as if redemption occurred at that reporting date. The accreted amount each period for these shares is comprised solely of any change in the fair value of the underlying shares since the prior reporting date. However, the carrying value can never fall below the original issue price of the underlying 372,387 Series A shares. The amounts accreted each reporting period are recorded as a deemed dividend. As a result of the Merger and conversion of Series A shares to shares of the Company’s common stock, we recorded accretion up to the fair value on June 7, 2021.

The amounts accreted as deemed dividends were $1.1 million and none for the years ended June 30, 2021 and 2020, respectively. Since accretion exceeded retained earnings for the year ended June 30, 2021, no accretion was recorded to retained earnings and $1.1 million was recorded to additional paid in capital.

The redemption amount of the January 2018 Tamarack Cellars Series A Redeemable Stock was none at June 30, 2021. At June 30, 2020, the $2.6 million carrying amount of the July 2018 Series A common shares exceeded the redemption amount therefore, no accretion was required for the year ended June 30, 2020.

In connection with the closing of the Merger, 372,387 shares of the January 2018 Tamarack Cellars Series A Redeemable Stock were exchanged for shares of the Company’s common stock (See Note 2).

April 2018 Series A Redeemable Stock

In April 2018, we amended our articles of incorporation resulting in (i) the establishment of a new class of no par Series A stock and (ii) each of the issued and outstanding shares of no par common stock being changed and reclassified into shares (1-for-1 exchange) of Series A stock.

In April 2018, of the 20,785,643 Series A shares issued, 17,919,218 shares were held by Major Investors who were granted a new put right. A Major Investor is any holder of Series A shares or Series B shares who, individually or together with such investor’s affiliates, holds at least five percent (5%) of the then outstanding equity securities of the Company on a fully diluted basis.

Because the 17,919,217 Series A shares with the put right are redeemable by the holder beginning in April 2025 (seven years from their issuance), the holders may require the Company to redeem the 17,919,217 Series A shares for cash at a per share purchase price equal to the fair market value of the underlying shares at the exercise date. The put right has no expiration date (a perpetual right). Because this redemption right is not solely within the control of the Company, the17,919,217 shares Series A shares have been classified outside of stockholders’ equity in accordance with authoritative guidance for the classification and measurement of potentially redeemable securities.

In April 2018, using the effective interest method, we began to accrete the $12,483,700 carrying amount of the 17,919,217 Series A shares to their expected redemption amount at April 4, 2025; and at each reporting date thereafter, we re-estimate the expected redemption amount at April 4, 2025, based on any changes of (i) when the redemption event is expected to occur or its probability and (ii) the change in fair value of the Series A shares underlying the put option. Both of these two variable components represent the change to the carrying value in a reporting period. However, the carrying value can never fall below the original issue price of the underlying Series A shares. The amounts accreted each reporting period are recorded as a deemed dividend. As a result of the Merger and conversion of Series A shares to the Company’s Common shares, we recorded accretion up to the fair value on June 7, 2021.

The amounts accreted as deemed dividends was $152.3 million and $7.8 million for the years ended June 30, 2021 and 2020, respectively. Since accretion exceed retained earnings for the year ended June 30, 2021, $25.1 million was recorded to retained earnings and $133.0 million was recorded to additional paid in capital.

The redemption amount of the April 18 Series A redeemable stock was none and $37.8 million at June 30, 2021 and 2020, respectively.

In connection with the closing of the Merger, 17,919,218 shares of the April 2018 Series A redeemable stock were exchanged for the Company’s Common stock (See Note 2).

July 2018 Issuance of Series A Redeemable Stock

Concurrent with the repurchase and cancellation of 1,134,946 Series B shares in July 2018, the Company issued 1,134,946 Series A shares to an investor for gross proceeds of $8.3 million, or $20.86 per share.

The 1,134,946 Series A shares granted the holder the right to put the shares back to the Company at a strike price equal to the fair value of the underlying shares at the exercise date. The put right, which has no expiration date, becomes exercisable only if the sole holder of the Series B shares exercises its put right to redeem its Series B shares. Therefore, the put is contingent upon the Series B holder exercising its put right. The contingent put right in the 1,134,946 Series A shares becomes exercisable in April 2025, or 6.75 years from the July 2018 issuance date (the put right held by the holder of the Series B shares and held by the holder of the 1,134,946 Series A shares, become exercisable on the same date, or April 4, 2025).

Because the 1,134,946 Series A shares are redeemable by the holder, beginning in April 2025, the holder may require the Company to redeem these Series A shares for cash at a per share purchase price equal to the fair value of the underlying shares at the put exercise date. Because the redemption of these shares is not solely within the control of the Company, they have been classified outside of stockholders’ equity in accordance with authoritative guidance for the classification and measurement of potentially redeemable securities.

At each reporting date, and until the perpetual put right is either exercised or extinguished, we will accrete the initial carrying value of the 1,134,946 Series A common shares to its expected redemption amount using the effective interest method, from the date of issuance to the earliest date the holder can demand redemption. The accreted amount each period for these shares is comprised solely of any change in fair value since the prior reporting date. However, the carrying value can never fall below the original issue price of the underlying 1,134,946 Series A shares. The amounts accreted each reporting period are recorded as a deemed dividend. As a result of the Merger and conversion of Series A shares to shares of the Company’s common stock, we recorded accretion up to the fair value on June 7, 2021.

The amounts accreted as deemed dividends were $3.1 million and none for the years ended June 30, 2021 and 2020, respectively. Since accretion exceed retained earnings for the year ended June 30, 2021, no accretion was recorded to retained earnings and $133.0 million was recorded to additional paid in capital.

The redemption amount of the July 2018 Series A redeemable stock was none at June 30, 2021. At June 30, 2020, the $8.3 million carrying amount of the July 2018 Series A redeemable stock exceeded the redemption amount.

In connection with the closing of the Merger, 1,134,946 shares of the July 2018 Series A redeemable stock were exchanged for shares of the Company’s common stock (See Note 2).

Series B Redeemable Stock

April 2018 Series B Redeemable Cumulative Series B Stock

In April 2018, we amended our articles of incorporation such that a new class of redeemable cumulative Series B stock was designated, with 28,570,883 shares authorized and no par value. Concurrent to this amendment, the Company and TGAM Agribusiness Fund Holdings LP (“TGAM”) entered into a Stock Purchase Agreement, pursuant to which the Company, in a private placement, agreed to issue and sell to TGAM 5,674,733 shares of the Company’s no par, non-convertible Series B stock, for gross proceeds of $40.0 million, or $39.7 million net of issuance costs. The price per share of the Series B was $7.05.

In July 2018, the Company and TGAM (the sole holder of all Series B shares) entered into a share redemption agreement, whereby the Company repurchased 1,134,947 Series B shares for gross consideration of $8,290,000, or at $7.30 per share.

Holders of Series B shares are entitled to cumulative dividends at a rate of 5% of their original investment per year. No dividends can be paid to Series A stockholders until the cumulative dividends are paid to the holders of Series B shares. Dividends are only paid when declared by the Board of Directors and are distributed pro rata based on the number of Series A shares and Series B shares held by each stockholder after payment of cumulative dividends in arrears if any. As of June 30, 2021, total unpaid cumulative dividends outstanding was $-0-.

The holders of the Series B shares are entitled to one vote for each share of Series B held. Series B shares that are redeemed or otherwise acquired by the Company or any of its subsidiaries shall be automatically and immediately cancelled and retired and shall not be reissued, sold or transferred.

In the event of a voluntary or involuntary liquidation or a deemed liquidation event, the holders of Series B shares are entitled to be paid, pro rata, their cumulative dividends, whether or not declared, before any payment is made to the Series A stock; however, the right of the Series B stock to receive cumulative dividends shall abate and be extinguished to the extent that the sum of the cash consideration received for each Series B share and any cumulative dividends, shall exceed the sum of the original issue price and an internal rate of return (IRR) of 14% on the original investment, compounded annually. Remaining assets will be distributed among the holders of Series A and Series B Stock pro rata based upon the number of shares held by each.

Holders of Series B shares who are Major Investors have a Put Right to cause the Company to purchase all its shares at the fair value of the underlying shares as of the exercise date. A Major Investor is any holder of Series A shares or Series B shares who, individually or together with such investor’s affiliates, holds at least five percent (5%) of the then outstanding equity securities of the Company on a fully diluted basis. The Put Right has no expiration date (a perpetual right) and becomes exercisable in April 2025, or seven years subsequent to the issuance of the underlying 4,539,786 Series B shares. The strike price of the put is the fair value of the underlying shares on the put exercise date, plus all accrued dividends, up to an IRR of 14%.

Because the remaining 4,539,788 shares of Series B stock with the put right are redeemable by the holder beginning in April 2025 (seven years from their issuance), the holder may require the Company to redeem all Series B shares for cash at a per share purchase price equal to the fair value of the underlying shares at the put exercise date, plus accrued dividends. Because this redemption event is not solely within the control of the Company, the Series B stock has been classified outside of stockholders’ equity in accordance with authoritative guidance for the classification and measurement of potentially redeemable securities.

At each reporting date, and until the perpetual put right is either exercised or extinguished, we will accrete the initial $39.7 million carrying value of the Series B shares to its expected redemption amount using the effective interest method, from the date of issuance to the earliest date the holder can demand redemption. The accreted amount each period for Series B shares consists of (i) any change in fair value since the prior reporting date, (ii) accretion of issuance costs and (iii) accrued dividends. However, the carrying value can never fall below the original issue price of the underlying Series B shares. The amounts accreted each reporting period are recorded as a deemed dividend. As a result of the Merger and conversion of Series A shares to the Company’s Common shares, we recorded accretion up to the fair value on June 7, 2021.

The amounts accreted as deemed dividends for the Series B stock were $5.8 million and $5.0 million for the years ended June 30, 2021 and 2020, respectively.

The redemption amount of the Series B redeemable stock was none and $42.7 million at June 30, 2021 and 2020, respectively. Since accretion exceeded retained earnings for the year ended June 30, 2021, no accretion was recorded to retained earnings and $5.8 million was recorded to additional paid in capital.

In June 2021, the Company repurchased 2,889,786 Series B shares for $28.9 million at $10.00 per share plus $3.1 million of accrued dividends.

In connection with the closing of the Merger, 1,650,000 shares of the Series B redeemable stock with a fair value of $16.5 million were exchanged for the Company’s Common stock (See Note 2).

Noncontrolling Redeemable Interest

July 2016 Noncontrolling Redeemable Interest

One of our consolidated subsidiaries, Splinter Group Napa, LLC (“Splinter Group”), has a member who owns a noncontrolling interest in Splinter Group. The membership interest of this member has a put option allowing the member to put its membership interest back to us for cash upon the occurrence of a contingent event. Specifically, we currently have the right, pursuant to the operating agreement with Splinter Group, to acquire all of the membership interest held by Splinter Group if we (a) sell capital stock comprising at least 25% of our then outstanding capital stock to an unaffiliated third party, (b) sell assets comprising at least 25% of the aggregate value of our then existing assets to an unaffiliated third party buyer or (c) merge with and into, an unaffiliated third party buyer. If we choose not to exercise this right following any of these events, the holder of the noncontrolling interest has the right to require us to purchase all of the noncontrolling interest holder’s membership interest at fair value, as determined via appraisal. The redemption amount is the fair value of the noncontrolling interest at the redemption date.

Because this redemption event is not solely within our control, the Splinter Group noncontrolling interest has been classified outside of stockholders’ equity in accordance with authoritative guidance for the classification and measurement of potentially redeemable securities.

Upon purchase of our controlling interest in Splinter Group in July 2016, we classified the noncontrolling interest as temporary equity at its initial carrying amount of approximately $1.4 million. Because of the low probability of this redemption event occurring, we will not subsequently adjust the initial carrying amount of the noncontrolling interest to fair value at each reporting period. Should it become probable that the redemption event will occur, we will thereupon accrete the initial carrying value to its redemption amount equal to its fair value.